Convertible Promissory Notes, Net - Schedule of Convertible Promissory Notes, Net Related Derivative Liability (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Debt Related Derivative Liability [Abstract]
Balance of derivative liability				$ 722,192
Grant of warrants				246,239		751,640
Change in fair value of warrant derivative liability	$ 43,048	$ (29,448)	$ (1,903)	25,348	$ (1,903)	(29,448)
Balance of derivative liability	$ 993,779	$ 722,192		$ 993,779		$ 722,192